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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2006
             Check here if Amendment |_|:   Amendment Number: _____

                        This Amendment (Check only one):
                        |_| is a restatement
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
         ---------------------------------------------------------------------

Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
         ------------------------------------------------

Form 13F File Number 28-4651

          The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
       ------------------------------

Title: Investment Information Manager
       ------------------------------

Phone: 312-236-6300
       ------------------------------

Signature, Place, and Date of Signing:


/s/ Angela Newhouse
-------------------------------------
(Signature)

Chicago, Illinois
-------------------------------------
(City, State)

11/9/2006
-------------------------------------
(Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE
-----------------------------
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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:        0
                                   -----------------

Form 13F Information Table Entry Total:   18
                                        ------------

Form 13F Information Table Value Total:   $2,917,147 (thousands)
                                        ------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
NONE
-----------------------------

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                                                   13F HOLDINGS REPORT
                                                          9/30/2006

         COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5        COLUMN 6      COLUMN 7           COLUMN 8
                                                                                                       Voting Authority

          NAME OF          TITLE OF              VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER
          ISSUER             CLASS      CUSIP  (X $1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE       SHARED NONE
AETNA INC NEW               COM     00817Y108      3,635      91,908 SH          SOLE                 91,908
ALLSTATE CORP               COM     020002101        233       3,708 SH          SOLE                  3,708
BAXTER INTL INC             COM     071813109        218       4,800 SH          SOLE                  4,800
BOEING CO                   COM     097023105        355       4,500 SH          SOLE                  4,500
CA INC                      COM     12673P105        224       9,450 SH          SOLE                  9,450
DEVON ENERGY CORP NEW       COM     25179M103        366       5,800 SH          SOLE                  5,800
GENERAL DYNAMICS CORP       COM     369550108  2,389,699  33,343,097 SH          SOLE             33,343,097
GENERAL ELECTRIC CO         COM     369604103        921      26,097 SH          SOLE                 26,097
HARRAHS ENTMT INC           COM     413619107        835      12,569 SH          SOLE                 12,569
HILTON HOTELS CORP          COM     432848109      1,583      56,840 SH          SOLE                 56,840
HOSPIRA INC                 COM     441060100        957      25,000 SH          SOLE                 25,000
JP MORGAN CHASE & CO        COM     46625H100     10,749     228,899 SH          SOLE                228,899
LABORATORY CORP AMER HLDGS  COM NEW 50540R409    443,467   6,763,261 SH          SOLE              6,763,261
MEDIS TECHNOLOGIES LTD      COM     58500P107     58,570   2,370,285 SH          SOLE              2,370,285
MICROSOFT CORP              COM     594918104      3,047     111,400 SH          SOLE                111,400
PFIZER INC                  COM     717081103        281       9,900 SH          SOLE                  9,900
PROCTER & GAMBLE CO         COM     742718109        270       4,352 SH          SOLE                  4,352
US BANCORP DEL              COM NEW 902973304      1,737      52,301 SH          SOLE                 52,301

TOTAL                                          2,917,147  43,124,167                              43,124,167